Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of components of income tax expense

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Current tax (note)	—	—	706,173
Deferred tax	—	—	—
Total tax expenses	—	—	706,173

Note:                  All current tax was related to income tax in PRC.

Schedule of reconciliation of the income tax expense (credit) to loss before income tax computed by applying the PRC statutory income tax rate of 25% per the consolidated statements of operations

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Loss before income tax	(8,365,848)	(107,271,525)	(8,765,901)
Computed income tax expense at PRC EIT tax rate	(2,091,462)	(26,817,881)	(2,191,475)
Effect of non-deductible expenses	118,881	19,532,656	938,532
Effect of different tax rates of a subsidiary operating in other jurisdiction	—	44,048	135,975
Effect of tax holidays on concessionary rates granted to a PRC subsidiary	—	—	(136,527)
Change in valuation allowance	1,972,581	7,241,177	1,959,668
Actual income tax expenses	—	—	706,173

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions
	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
The aggregate effect	—	—	136,527
Per share effect—basic	—	—	0.00
Per share effect—diluted	—	—	0.00

Schedule of the principal components of deferred tax assets

	As of December 31,
	2011	2012
	$	$
Deferred tax assets:
Net operating loss carry forwards	6,411,543	1,752,613
Allowance for doubtful debts	12,857	62,369
Inventory write-down	394,082	2,672,334
Payroll payable and other accruals	1,561,864	2,139,275
Deferred revenue	1,584,985	5,443,072
Others	14,503	14,653
Foreign exchange (note)	(343,023)	(487,837)
Less: valuation allowance	(9,636,811)	(11,596,479)
Total deferred tax assets	—	—